Fair Value Measurement- Details of Certain Items Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	$ 793	$ 953
Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	66	78
Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	115	138
Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	234	284
Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	378	453
Commercial MBS | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	1,330	1,887
Commercial MBS | 2009-2015 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	626	639
Commercial MBS | 2008 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	16	19
Commercial MBS | 2007 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	304	353
Commercial MBS | 2006 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	384	599
Commercial MBS | 2005 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	0	277
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	2,168	2,868
Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	1,014	1,266
Foreign covered bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	363	690
Foreign covered bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	214	244
Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	577	668
Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	13,217	17,284
Sovereign debt/sovereign guaranteed | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	2,941	5,076
Sovereign debt/sovereign guaranteed | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	2,008	3,550
Sovereign debt/sovereign guaranteed | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	1,055	1,800
Sovereign debt/sovereign guaranteed | BELGIUM
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	1,108	829
Sovereign debt/sovereign guaranteed | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	772	672
Sovereign debt/sovereign guaranteed | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	1,955	1,978
Sovereign debt/sovereign guaranteed | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	1,683	1,522
Sovereign debt/sovereign guaranteed | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	1,398	1,427
Sovereign debt/sovereign guaranteed | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	297	430
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1],[2]	1,789	2,214
Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1],[2]	502	620
Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1],[2]	530	653
Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1],[2]	580	727
Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1],[2]	177	214
Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	1,123	1,637
Securities available-for-sale | European floating rate notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	780	1,172
Securities available-for-sale | European floating rate notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	222	296
Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	121	144
Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	$ 0	$ 25
Ratings, AAA/AA- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		8.00%	1.00%
Ratings, AAA/AA- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		19.00%
Ratings, AAA/AA- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		4.00%	3.00%
Ratings, AAA/AA- | Commercial MBS | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		76.00%	82.00%
Ratings, AAA/AA- | Commercial MBS | 2009-2015 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		83.00%	83.00%
Ratings, AAA/AA- | Commercial MBS | 2008 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Commercial MBS | 2007 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		62.00%	65.00%
Ratings, AAA/AA- | Commercial MBS | 2006 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		76.00%	83.00%
Ratings, AAA/AA- | Commercial MBS | 2005 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		0.00%	100.00%
Ratings, AAA/AA- | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Foreign covered bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Foreign covered bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		68.00%	76.00%
Ratings, AAA/AA- | Sovereign debt/sovereign guaranteed | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Sovereign debt/sovereign guaranteed | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Sovereign debt/sovereign guaranteed | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Sovereign debt/sovereign guaranteed | BELGIUM
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Sovereign debt/sovereign guaranteed | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Sovereign debt/sovereign guaranteed | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		68.00%	81.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		79.00%	79.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		85.00%	83.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		0.00%	99.00%
Ratings, A+/A- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		4.00%	9.00%
Ratings, A+/A- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		9.00%	21.00%
Ratings, A+/A- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		4.00%	5.00%
Ratings, A+/A- | Commercial MBS | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		20.00%	15.00%
Ratings, A+/A- | Commercial MBS | 2009-2015 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		17.00%	17.00%
Ratings, A+/A- | Commercial MBS | 2008 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, A+/A- | Commercial MBS | 2007 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		22.00%	21.00%
Ratings, A+/A- | Commercial MBS | 2006 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		24.00%	17.00%
Ratings, A+/A- | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		0.00%
Ratings, A+/A- | Sovereign debt/sovereign guaranteed | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		0.00%
Ratings, A+/A- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	1.00%	1.00%
Ratings, A+/A- | Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	1.00%
Ratings, A+/A- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	2.00%	3.00%
Ratings, A+/A- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	3.00%	4.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		15.00%	12.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		15.00%	17.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		45.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		0.00%	1.00%
Ratings, BBB+/BBB- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		16.00%	19.00%
Ratings, BBB+/BBB- | Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, BBB+/BBB- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		13.00%	19.00%
Ratings, BBB+/BBB- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		26.00%	27.00%
Ratings, BBB+/BBB- | Commercial MBS | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		4.00%	3.00%
Ratings, BBB+/BBB- | Commercial MBS | 2007 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		16.00%	14.00%
Ratings, BBB+/BBB- | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		32.00%	24.00%
Ratings, BBB+/BBB- | Sovereign debt/sovereign guaranteed | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, BBB+/BBB- | Sovereign debt/sovereign guaranteed | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, BBB+/BBB- | Sovereign debt/sovereign guaranteed | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, BBB+/BBB- | Sovereign debt/sovereign guaranteed | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		32.00%	19.00%
Ratings, BBB+/BBB- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	1.00%	1.00%
Ratings, BBB+/BBB- | Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	0.00%	1.00%
Ratings, BBB+/BBB- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	1.00%	1.00%
Ratings, BBB+/BBB- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	9.00%	7.00%
Ratings, BBB+/BBB- | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		6.00%
Ratings, BBB+/BBB- | Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		55.00%
Ratings, BB+ and lower | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		72.00%	71.00%
Ratings, BB+ and lower | Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, BB+ and lower | Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		100.00%	100.00%
Ratings, BB+ and lower | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		59.00%	60.00%
Ratings, BB+ and lower | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		66.00%	65.00%
Ratings, BB+ and lower | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	98.00%	98.00%
Ratings, BB+ and lower | Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	100.00%	100.00%
Ratings, BB+ and lower | Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	99.00%	99.00%
Ratings, BB+ and lower | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	97.00%	96.00%
Ratings, BB+ and lower | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	[2]	88.00%	89.00%
Ratings, BB+ and lower | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		0.00%	9.00%
Ratings, BB+ and lower | Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)		0.00%	100.00%
Ratings, BB+ and lower | Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%

[1]	At Dec. 31, 2015 and Dec. 31, 2014, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
[2]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.